T. ROWE PRICE Mid-Cap Index Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.8%
COMMUNICATION SERVICES  5.8%
Diversified Telecommunication Services  0.6%
AST SpaceMobile (1)(2) 17,933 1,486
GCI Liberty, Class A (2) 314 12
GCI Liberty, Class C (2) 2,721 101
Iridium Communications  7,579 210
Liberty Global, Class A (2) 13,803 167
Liberty Global, Class C (2) 10,680 125
2,101
Entertainment  3.3%
Liberty Media Corp-Liberty Formula One, Class A (1)(2) 1,921 150
Liberty Media Corp-Liberty Formula One, Class C (2) 17,459 1,484
Madison Square Garden Sports (2) 1,331 428
ROBLOX, Class A (2) 51,648 2,921
Roku (2) 10,706 1,013
Spotify Technology (2) 12,804 6,209
12,205
Interactive Media & Services  0.9%
IAC (2) 5,373 215
Match Group  19,699 605
Pinterest, Class A (2) 49,083 900
Reddit, Class A (2) 10,780 1,452
Trump Media & Technology Group (2) 13,637 127
ZoomInfo Technologies (1)(2) 21,146 126
3,425
Media  0.8%
DoubleVerify Holdings (2) 12,040 114
Liberty Broadband, Class A (2) 1,340 67
Liberty Broadband, Class C (2) 9,492 478
New York Times, Class A  13,329 1,116
Nexstar Media Group  2,328 421
NIQ Global Intelligence (1)(2) 5,840 67
Sirius XM Holdings (1) 15,692 362
Versant Media Group (2) 11,945 442
3,067
Wireless Telecommunication Services  0.2%
Millicom International Cellular  8,387 629
629
Total Communication Services 21,427

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY  11.1%
Automobile Components  0.6%
BorgWarner  17,631 957
Gentex  18,134 396
Lear  4,318 523
QuantumScape (1)(2) 37,055 236
2,112
Automobiles  0.4%
Harley-Davidson (1) 9,187 186
Lucid Group (1)(2) 11,006 105
Rivian Automotive, Class A (2) 66,001 993
Thor Industries  4,165 333
1,617
Broadline Retail  0.9%
Coupang (2) 108,949 2,057
Dillard's, Class A (1) 250 143
Etsy (2) 7,838 392
Macy's  22,070 399
Ollie's Bargain Outlet Holdings (2) 5,115 471
3,462
Distributors  0.2%
LKQ  21,602 634
634
Diversified Consumer Services  0.8%
ADT  42,081 276
Bright Horizons Family Solutions (2) 4,663 383
Duolingo (2) 3,134 309
Grand Canyon Education (2) 2,272 386
H&R Block  10,331 328
Liberty Live Holdings, Class A (2) 1,666 153
Liberty Live Holdings, Class C (2) 3,980 375
Service Corp. International  11,331 935
3,145
Hotels, Restaurants & Leisure  3.4%
Aramark  21,682 879
Boyd Gaming  4,546 374
Caesars Entertainment (2) 16,730 442
Cava Group (2) 8,296 671
Choice Hotels International (1) 2,230 231
Churchill Downs  5,523 496
DraftKings, Class A (2) 39,933 863

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Dutch Bros, Class A (2) 10,367 525
Flutter Entertainment (2) 13,112 1,337
Hyatt Hotels, Class A (1) 3,354 482
Penn Entertainment (2) 11,502 173
Planet Fitness, Class A (2) 6,986 520
Restaurant Brands International (1) 28,405 2,099
Texas Roadhouse  5,500 908
Travel + Leisure  5,077 351
Vail Resorts (1) 2,848 366
Viking Holdings (2) 14,478 1,064
Wendy's  12,847 89
Wingstop  2,295 356
Wyndham Hotels & Resorts  6,183 502
12,728
Household Durables  1.2%
Mohawk Industries (2) 4,191 413
Newell Brands  35,417 121
SharkNinja (2) 6,922 733
Somnigroup International  16,789 1,241
Toll Brothers  7,830 1,069
TopBuild (2) 2,331 819
Whirlpool  4,969 268
4,664
Leisure Products  0.3%
Brunswick  5,412 394
Mattel (2) 25,543 371
YETI Holdings (2) 6,473 237
1,002
Specialty Retail  2.6%
AutoNation (2) 2,195 429
Bath & Body Works  17,038 318
Burlington Stores (2) 5,231 1,702
CarMax (2) 11,764 489
Chewy, Class A (2) 19,336 522
Dick's Sporting Goods  5,258 1,043
Five Below (2) 4,473 1,022
Floor & Decor Holdings, Class A (2) 8,859 450
GameStop, Class A (2) 34,059 785
Gap  18,865 456
Lithia Motors  1,992 497
Murphy USA  1,430 706
Penske Automotive Group  1,509 226

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
RH (2) 1,287 180
Valvoline (2) 10,505 354
Wayfair, Class A (2) 8,233 619
9,798
Textiles, Apparel & Luxury Goods  0.7%
Amer Sports (2) 12,325 406
Birkenstock Holding (1)(2) 3,535 127
Columbia Sportswear  2,081 114
Crocs (2) 4,162 346
On Holding, Class A (2) 18,778 639
PVH  3,802 265
Under Armour, Class A (2) 15,146 89
Under Armour, Class C (2) 14,984 87
VF  29,340 498
2,571
Total Consumer Discretionary 41,733
CONSUMER STAPLES  3.5%
Beverages  0.5%
Boston Beer, Class A (2) 637 147
Celsius Holdings (2) 13,737 487
Coca-Cola Consolidated  4,709 903
Primo Brands  20,990 395
1,932
Consumer Staples Distribution & Retail  2.1%
Albertsons, Class A  29,363 500
BJ's Wholesale Club Holdings (2) 10,858 1,069
Casey's General Stores  3,082 2,243
Maplebear (2) 14,391 539
Performance Food Group (2) 12,676 1,086
Sprouts Farmers Market (2) 8,211 633
U.S. Foods Holding (2) 18,681 1,723
7,793
Food Products  0.8%
Darling Ingredients (2) 13,001 804
Flowers Foods  15,847 129
Freshpet (2) 3,923 231
Ingredion  5,249 592
Lamb Weston Holdings  11,313 478
Pilgrim's Pride  3,517 133
Post Holdings (2) 3,866 382
Seaboard  23 130

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Smithfield Foods  3,642 102
2,981
Household Products  0.0%
Reynolds Consumer Products  4,635 98
98
Personal Care Products  0.1%
BellRing Brands (2) 10,054 162
Coty, Class A (2) 27,936 56
elf Beauty (2) 4,787 290
508
Total Consumer Staples 13,312
ENERGY  4.7%
Energy Equipment & Services  0.9%
NOV  30,428 572
TechnipFMC  33,370 2,307
Weatherford International  5,908 559
3,438
Oil, Gas & Consumable Fuels  3.8%
Antero Midstream  28,115 641
Antero Resources (2) 24,068 1,021
Cheniere Energy  17,736 5,033
Chord Energy  4,696 668
DT Midstream  8,427 1,135
HF Sinclair  12,964 809
Matador Resources  9,792 618
Ovintiv  23,836 1,415
Permian Resources, Class A  57,218 1,220
Range Resources  19,616 886
Viper Energy, Class A  15,476 727
14,173
Total Energy 17,611
FINANCIALS  15.4%
Banks  4.5%
Bank OZK  8,819 405
BOK Financial (1) 1,538 197
Central BanCo  2,043 49
Columbia Banking System  24,582 674
Commerce Bancshares  11,313 557
Cullen/Frost Bankers  4,944 678
East West Bancorp  11,353 1,212

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
First Citizens BancShares, Class A  728 1,372
First Hawaiian  10,160 250
First Horizon  39,962 910
FNB  29,660 496
NU Holdings, Class A (2) 278,401 4,001
Pinnacle Financial Partners  12,374 1,066
Popular  5,356 719
Prosperity Bancshares  7,821 525
SOUTHSTATE BANK  8,153 754
TFS Financial (1) 4,512 63
Webster Financial  13,316 924
Western Alliance Bancorp  8,958 635
Wintrust Financial  5,486 762
Zions Bancorp  12,183 702
16,951
Capital Markets  3.8%
Affiliated Managers Group  2,271 628
Blue Owl Capital (1) 54,157 495
Brookfield Asset Management, Class A (1) 31,754 1,412
Bullish (2) 2,659 95
Carlyle Group  21,727 1,051
Evercore, Class A  3,064 915
Freedom Holding (1)(2) 1,455 211
Hamilton Lane, Class A  3,344 332
Houlihan Lokey  4,549 653
Janus Henderson Group  10,252 527
Jefferies Financial Group  12,791 528
Lazard  7,583 322
LPL Financial Holdings  6,636 1,996
MarketAxess Holdings  3,045 502
Morningstar  1,809 306
SEI Investments  8,600 675
Stifel Financial  12,321 911
TPG  11,445 464
Tradeweb Markets, Class A  9,683 1,139
Virtu Financial, Class A  6,546 288
XP, Class A  33,257 633
14,083
Consumer Finance  1.0%
Ally Financial  22,930 900
Credit Acceptance (1)(2) 311 132
Figure Technology Solutions, Class A (2) 2,932 99
OneMain Holdings  9,835 526

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SLM  16,735 358
SoFi Technologies (2) 100,933 1,603
3,618
Financial Services  1.8%
Affirm Holdings (2) 22,835 1,046
Corebridge Financial  23,186 553
Equitable Holdings  23,733 881
Euronet Worldwide (2) 3,215 213
MGIC Investment  18,367 482
Rocket, Class A (2) 78,205 1,114
Shift4 Payments, Class A (1)(2) 5,456 239
Toast, Class A (2) 38,478 1,020
UWM Holdings  18,745 68
Voya Financial  7,942 543
Western Union  26,171 229
WEX (2) 2,805 429
6,817
Insurance  3.5%
American Financial Group  5,498 702
Assured Guaranty  3,546 289
Axis Capital Holdings  6,250 634
Brighthouse Financial (2) 4,711 282
CNA Financial  1,711 79
Fidelity National Financial  21,370 991
First American Financial  8,128 490
Hanover Insurance Group  2,954 512
Kemper  4,992 152
Kinsale Capital Group  1,862 636
Lincoln National  14,227 505
Markel Group (2) 1,037 1,985
Old Republic International  18,997 758
Primerica  2,672 669
Reinsurance Group of America  5,478 1,118
RenaissanceRe Holdings  3,760 1,118
RLI  6,761 386
Ryan Specialty Holdings  9,175 310
Unum Group  13,797 1,008
White Mountains Insurance Group  204 448
13,072
Mortgage Real Estate Investment Trusts  0.8%
AGNC Investment, REIT (1) 91,888 922
Annaly Capital Management, REIT  58,753 1,243

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Rithm Capital, REIT  45,681 433
Starwood Property Trust, REIT  28,881 497
3,095
Total Financials 57,636
HEALTH CARE  10.5%
Biotechnology  5.0%
Alnylam Pharmaceuticals (2) 10,548 3,490
Apellis Pharmaceuticals (1)(2) 8,893 358
BioMarin Pharmaceutical (2) 15,799 892
Caris Life Sciences (1)(2) 7,572 135
Exelixis (2) 21,897 939
Halozyme Therapeutics (2) 9,732 629
Insmed (2) 17,433 2,850
Ionis Pharmaceuticals (2) 13,141 987
Natera (2) 10,999 2,200
Neurocrine Biosciences (2) 8,045 1,060
Revolution Medicines (2) 14,125 1,374
Roivant Sciences (2) 35,277 977
Sarepta Therapeutics (2) 8,223 179
Summit Therapeutics (1)(2) 9,636 183
Ultragenyx Pharmaceutical (2) 7,787 163
United Therapeutics (2) 3,531 2,094
Viking Therapeutics (1)(2) 9,013 293
18,803
Health Care Equipment & Supplies  1.3%
DENTSPLY SIRONA  16,426 190
Envista Holdings (2) 13,468 342
Globus Medical, Class A (2) 9,320 803
Inspire Medical Systems (2) 2,381 123
Masimo (2) 3,788 674
Medline, Class A (2) 26,908 1,197
Penumbra (2) 3,147 1,033
Teleflex  3,650 437
4,799
Health Care Providers & Services  0.9%
Acadia Healthcare (1)(2) 7,506 175
Chemed  1,157 437
Encompass Health  8,279 801
Molina Healthcare (2) 4,254 567
Tenet Healthcare (2) 7,233 1,365
3,345

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Technology  0.7%
Certara (2) 9,834 56
Doximity, Class A (2) 11,005 257
Veeva Systems, Class A (2) 12,418 2,181
2,494
Life Sciences Tools & Services  1.5%
Avantor (2) 54,581 428
Bio-Rad Laboratories, Class A (2) 1,529 426
Bruker (1) 8,515 308
Illumina (2) 12,788 1,576
Medpace Holdings (2) 1,855 891
QIAGEN  17,012 681
Repligen (2) 4,400 518
Sotera Health (2) 20,346 292
Tempus AI, Class A (1)(2) 8,168 369
5,489
Pharmaceuticals  1.1%
Corcept Therapeutics (2) 7,747 312
Elanco Animal Health (2) 40,883 978
Jazz Pharmaceuticals (2) 4,839 915
Organon  22,027 132
Perrigo  11,619 125
Royalty Pharma, Class A  32,000 1,535
3,997
Total Health Care 38,927
INDUSTRIALS & BUSINESS SERVICES  20.1%
Aerospace & Defense  4.7%
ATI (2) 11,212 1,631
BWX Technologies  7,593 1,553
Carpenter Technology  4,005 1,579
Curtiss-Wright  3,063 2,086
FTAI Aviation  8,483 2,078
HEICO  3,527 967
HEICO, Class A  6,228 1,315
Hexcel  6,266 507
Karman Holdings (1)(2) 4,199 336
Leonardo DRS  6,234 278
Loar Holdings (2) 3,518 202
Rocket Lab (2) 40,758 2,617
StandardAero (2) 19,097 493

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Woodward  4,987 1,785
17,427
Air Freight & Logistics  0.1%
GXO Logistics (2) 9,379 486
486
Building Products  1.4%
AAON (1) 5,593 463
Advanced Drainage Systems  5,873 805
Armstrong World Industries  3,619 596
Carlisle  3,441 1,148
Fortune Brands Innovations  9,993 390
Hayward Holdings (2) 17,077 229
Owens Corning  6,780 734
Simpson Manufacturing  3,473 596
Trex (2) 8,824 321
5,282
Commercial Services & Supplies  1.0%
Clean Harbors (2) 4,208 1,206
MSA Safety  3,089 506
RB Global  15,429 1,479
Tetra Tech  21,834 658
3,849
Construction & Engineering  1.4%
AECOM  10,731 910
API Group (2) 29,665 1,202
Everus Construction Group (2) 4,251 502
MasTec (2) 5,180 1,667
Valmont Industries  1,633 652
WillScot Holdings (1) 14,666 255
5,188
Electrical Equipment  1.0%
Acuity  2,567 719
nVent Electric  13,254 1,568
Regal Rexnord  5,485 1,027
Sensata Technologies Holding  11,985 422
3,736
Ground Transportation  1.5%
Avis Budget Group (1)(2) 1,429 208
Knight-Swift Transportation Holdings  13,087 754
Landstar System  2,835 454
Lyft, Class A (2) 31,748 422

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Ryder System  3,301 676
Saia (2) 2,236 785
Schneider National, Class B  3,701 98
U-Haul Holding (1)(2) 624 30
U-Haul Holding, Non-Voting  8,362 374
XPO (2) 9,547 1,857
5,658
Machinery  3.8%
AGCO  5,221 605
Allison Transmission Holdings  6,894 807
CNH Industrial  72,959 802
Crane  4,091 700
Donaldson  9,552 811
Esab  4,737 458
Flowserve  10,529 774
Gates Industrial (2) 21,190 479
Graco  13,790 1,167
ITT  7,112 1,355
Lincoln Electric Holdings  4,452 1,109
Middleby (2) 3,978 527
Mueller Industries  9,008 998
Oshkosh  5,223 769
RBC Bearings (2) 2,579 1,401
Timken  5,224 525
Toro  8,193 766
14,053
Marine Transportation  0.2%
Kirby (2) 4,502 598
598
Passenger Airlines  0.2%
Alaska Air Group (2) 9,494 349
American Airlines Group (2) 54,735 588
937
Professional Services  2.2%
Amentum Holdings (2) 13,160 343
Booz Allen Hamilton Holding  9,944 776
CACI International, Class A (2) 1,804 981
Clarivate (1)(2) 29,251 74
Concentrix (1) 3,677 101
ExlService Holdings (2) 12,755 388
FTI Consulting (2) 2,506 443
Genpact  13,339 497

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
KBR  10,392 383
ManpowerGroup  3,931 116
Parsons (2) 4,352 236
Paycom Software  4,189 509
Paylocity Holding (2) 3,624 392
Robert Half  8,157 207
Science Applications International  3,749 356
SS&C Technologies Holdings  17,377 1,174
TransUnion  16,190 1,120
8,096
Trading Companies & Distributors  2.6%
Air Lease  8,741 568
Applied Industrial Technologies  3,078 817
Core & Main, Class A (2) 15,779 779
Ferguson Enterprises  15,897 3,708
MSC Industrial Direct, Class A  3,635 335
QXO (1)(2) 53,460 1,038
SiteOne Landscape Supply (2) 3,678 490
Watsco (1) 2,891 1,052
WESCO International  3,980 1,089
9,876
Total Industrials & Business Services 75,186
INFORMATION TECHNOLOGY  16.4%
Communications Equipment  0.1%
Ubiquiti (1) 347 274
274
Electronic Equipment, Instruments & Components  1.8%
Arrow Electronics (2) 4,342 623
Avnet  6,674 411
Cognex  13,950 683
Crane NXT (1) 4,039 164
Flex (2) 30,641 2,006
Ingram Micro Holding  1,635 38
IPG Photonics (2) 2,035 233
Littelfuse  2,041 693
Ralliant  9,351 389
TD SYNNEX  6,342 1,070
Vontier  11,951 424
6,734
IT Services  4.0%
Amdocs  8,947 584

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Cloudflare, Class A (2) 26,095 5,384
DXC Technology (2) 13,814 174
Globant (2) 3,647 168
Kyndryl Holdings (2) 18,973 249
MongoDB (2) 6,564 1,607
Okta (2) 13,902 1,094
Snowflake (2) 27,598 4,162
Twilio, Class A (2) 11,769 1,481
14,903
Semiconductors & Semiconductor Equipment  4.6%
Allegro MicroSystems (1)(2) 10,178 321
Amkor Technology  10,340 466
Astera Labs (2) 10,716 1,174
Cirrus Logic (2) 4,301 622
Enphase Energy (2) 10,513 397
Entegris  12,476 1,463
GLOBALFOUNDRIES (2) 10,142 451
Lattice Semiconductor (2) 11,294 1,048
MACOM Technology Solutions Holdings (2) 5,504 1,222
Marvell Technology  70,445 6,978
MKS  5,578 1,282
Onto Innovation (2) 4,041 829
Qorvo (2) 7,008 542
Universal Display  3,632 333
17,128
Software  5.5%
Appfolio, Class A (2) 1,812 286
Atlassian, Class A (2) 13,780 941
Aurora Innovation (1)(2) 96,355 397
Bentley Systems, Class B (1) 13,102 460
BILL Holdings (2) 6,635 254
CCC Intelligent Solutions Holdings (2) 49,909 299
Circle Internet Group (2) 9,433 900
Docusign (2) 16,510 783
Dolby Laboratories, Class A (1) 4,984 299
Dropbox, Class A (2) 14,568 331
Dynatrace (2) 24,400 902
Elastic (2) 7,623 381
Gitlab, Class A (2) 11,705 253
Guidewire Software (2) 7,051 1,055
HubSpot (2) 4,225 1,031
Manhattan Associates (2) 4,968 661
nCino (2) 9,228 138

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Nutanix, Class A (2) 21,526 818
Pegasystems  7,634 325
Procore Technologies (2) 10,507 599
RingCentral, Class A  6,379 237
Rubrik, Class A (2) 11,997 588
SailPoint (1)(2) 4,793 64
Samsara, Class A (2) 26,642 844
SentinelOne, Class A (2) 25,447 328
Strategy (1)(2) 25,968 3,241
Teradata (2) 7,724 198
UiPath, Class A (1)(2) 33,237 369
Unity Software (2) 27,235 598
Zoom Communications (2) 22,191 1,784
Zscaler (2) 8,296 1,164
20,528
Technology Hardware, Storage & Peripherals  0.4%
Everpure, Class A (2) 26,180 1,546
1,546
Total Information Technology 61,113
MATERIALS  5.7%
Chemicals  1.7%
Ashland  3,738 208
Axalta Coating Systems (2) 17,798 493
Celanese  9,177 604
Eastman Chemical  9,529 727
Element Solutions  18,931 646
FMC  10,496 181
Huntsman  13,899 185
NewMarket  523 335
Olin  9,465 281
RPM International  10,560 1,050
Scotts Miracle-Gro  3,601 219
Solstice Advanced Materials  13,209 1,006
Westlake  2,754 322
6,257
Construction Materials  0.2%
Eagle Materials  2,615 496
James Hardie Industries (2) 12,308 233
729
Containers & Packaging  0.8%
AptarGroup  5,439 686

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Crown Holdings  9,616 964
Graphic Packaging Holding  24,118 240
Sealed Air (1) 12,180 512
Silgan Holdings (1) 7,198 279
Sonoco Products  8,135 440
3,121
Metals & Mining  2.9%
Alcoa  21,461 1,423
Anglogold Ashanti  41,922 4,082
Cleveland-Cliffs (2) 46,313 391
MP Materials (1)(2) 11,961 577
Reliance  4,333 1,317
Royal Gold  6,997 1,781
Southern Copper  6,973 1,200
10,771
Paper & Forest Products  0.1%
Louisiana-Pacific  5,206 379
379
Total Materials 21,257
REAL ESTATE  5.0%
Diversified Real Estate Investment Trusts  0.3%
WP Carey, REIT  18,001 1,223
1,223
Health Care Real Estate Investment Trusts  0.5%
Healthcare Realty Trust, REIT  27,422 466
Medical Properties Trust, REIT (1) 41,152 190
Omega Healthcare Investors, REIT  24,505 1,074
1,730
Hotel & Resort Real Estate Investment Trusts  0.0%
Park Hotels & Resorts, REIT (1) 15,718 165
165
Industrial Real Estate Investment Trusts  0.8%
Americold Realty Trust, REIT (1) 23,502 269
EastGroup Properties, REIT  4,401 815
First Industrial Realty Trust, REIT  10,767 623
Lineage, REIT (1) 5,826 191
Rexford Industrial Realty, REIT  19,597 641
STAG Industrial, REIT  15,673 565
3,104

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Office Real Estate Investment Trusts  0.3%
Cousins Properties, REIT  13,799 311
Highwoods Properties, REIT  8,914 191
Kilroy Realty, REIT  9,668 273
Vornado Realty Trust, REIT  14,575 379
1,154
Real Estate Management & Development  0.6%
Howard Hughes Holdings (2) 2,611 165
Jones Lang LaSalle (2) 3,917 1,192
Zillow Group, Class A (2) 3,973 165
Zillow Group, Class C (2) 13,855 573
2,095
Residential Real Estate Investment Trusts  0.8%
American Homes 4 Rent, Class A, REIT  28,399 793
Equity LifeStyle Properties, REIT  15,962 996
Sun Communities, REIT  10,169 1,281
3,070
Retail Real Estate Investment Trusts  0.6%
Agree Realty, REIT  9,402 709
Brixmor Property Group, REIT  25,309 729
NNN REIT, REIT  15,703 660
2,098
Specialized Real Estate Investment Trusts  1.1%
CubeSmart, REIT  18,820 690
EPR Properties, REIT  6,168 308
Fermi (2) 2,932 17
Gaming & Leisure Properties, REIT  22,556 1,001
Lamar Advertising, Class A, REIT  7,172 908
Millrose Properties, REIT  12,651 354
National Storage Affiliates Trust, REIT (1) 5,804 219
Rayonier, REIT  24,868 513
4,010
Total Real Estate 18,649
UTILITIES  1.6%
Electric Utilities  0.4%
IDACORP (1) 4,535 648
OGE Energy  17,476 838
1,486
Gas Utilities  0.5%
MDU Resources Group  16,765 347

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
National Fuel Gas  7,818 735
UGI  18,077 658
1,740
Independent Power & Renewable Electricity
Producers  0.5%
Brookfield Renewable  11,241 448
Clearway Energy, Class A  2,954 116
Clearway Energy, Class C  6,894 271
Talen Energy (2) 3,767 1,202
2,037
Water Utilities  0.2%
Essential Utilities  23,302 938
938
Total Utilities 6,201
Total Common Stocks (Cost $348,755) 373,052
EQUITY FUNDS  0.1%
State Street SPDR S&P MidCap 400 ETF Trust (1) 718 443
Total Equity Funds (Cost $444) 443
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 3.71% (3)(4) 327,502 328
Total Short-Term Investments (Cost $328) 328

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  2.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.2%
Money Market Funds 2.2%
T. Rowe Price Treasury Reserve Fund, 3.68% (3)(4) 8,269,362 8,269
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 8,269
Total Securities Lending Collateral (Cost $8,269) 8,269
Total Investments in Securities  102.2%
(Cost $357,796) $ 382,092
Other Assets Less Liabilities (2.2)% (8,168)
Net Assets 100.0% $ 373,924
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2026.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 5
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 5+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 472  ¤  ¤ $ 328
T. Rowe Price Treasury
Reserve Fund, 3.68% 10,279  ¤  ¤ 8,269
Total $ 8,597^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,597.

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Index Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Mid-Cap Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Mid-Cap Index Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On March 31, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.